FAIR VALUE MEASUREMENTS (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 14,795,147	$ 13,327,277
UPS stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,098,000	1,450,000
Totals, Level 1, 2, and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	14,795,147	13,327,277
Totals, Level 1, 2, and 3 | Self-managed accounts - Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	816,248	683,669
Totals, Level 1, 2, and 3 | Self-managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	66,504	57,655
Totals, Level 1, 2, and 3 | Self-managed accounts - Interest-bearing deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	100,170	90,094
Totals, Level 1, 2, and 3 | Self-managed accounts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,225	7,226
Totals, Level 1, 2, and 3 | Self-managed accounts - Corporate debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,747	16,823
Totals, Level 1, 2, and 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	36,111	23,229
Totals, Level 1, 2, and 3 | Common and collective trusts - Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,580,787	6,630,548
Totals, Level 1, 2, and 3 | Common and collective trusts - Fixed-income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,246,667	1,120,109
Totals, Level 1, 2, and 3 | Common and collective trusts - Lifestyle funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,432,403	2,837,792
Totals, Level 1, 2, and 3 | Common and collective trusts - Multi-asset funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	77,761	73,093
Totals, Level 1, 2, and 3 | Common and collective trusts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	321,912	337,093
Totals, Level 1, 2, and 3 | UPS stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,097,612	1,449,946
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,121,870	2,311,819
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-managed accounts - Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	816,248	683,669
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	66,504	57,655
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-managed accounts - Interest-bearing deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	100,170	90,094
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-managed accounts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,225	7,226
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-managed accounts - Corporate debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	36,111	23,229
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and collective trusts - Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and collective trusts - Fixed-income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and collective trusts - Lifestyle funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and collective trusts - Multi-asset funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and collective trusts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | UPS stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,097,612	1,449,946
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,673,277	11,015,458
Significant Other Observable Inputs (Level 2) | Self-managed accounts - Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-managed accounts - Interest-bearing deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-managed accounts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-managed accounts - Corporate debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,747	16,823
Significant Other Observable Inputs (Level 2) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common and collective trusts - Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,580,787	6,630,548
Significant Other Observable Inputs (Level 2) | Common and collective trusts - Fixed-income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,246,667	1,120,109
Significant Other Observable Inputs (Level 2) | Common and collective trusts - Lifestyle funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,432,403	2,837,792
Significant Other Observable Inputs (Level 2) | Common and collective trusts - Multi-asset funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	77,761	73,093
Significant Other Observable Inputs (Level 2) | Common and collective trusts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	321,912	337,093
Significant Other Observable Inputs (Level 2) | UPS stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-managed accounts - Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-managed accounts - Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-managed accounts - Interest-bearing deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-managed accounts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-managed accounts - Corporate debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common and collective trusts - Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common and collective trusts - Fixed-income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common and collective trusts - Lifestyle funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common and collective trusts - Multi-asset funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common and collective trusts - U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | UPS stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0